Submission	Aug. 06, 2024
Submission [Line Items]
Central Index Key	0001761612
Registrant Name	BICYCLE THERAPEUTICS PLC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES